Strategic Transactions with GWG Holdings, Inc. and GWG Life, LLC	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Strategic Transactions with GWG Holdings, Inc. and GWG Life, LLC
4. Strategic Transactions with GWG Holdings, Inc. and GWG Life, LLC
In 2018 and 2019, we consummated a series of transactions with GWG Holdings, certain of which, relevant to the financial statements presented herein, are more fully described below. As a result of certain of these transactions, on December 31, 2019, GWG Holdings obtained the right to appoint a majority of the members of the Board of Directors of Ben Management, and Ben became a consolidated subsidiary for financial reporting purposes of GWG Holdings beginning on December 31, 2019.
Decoupling Transactions with GWG Holdings
On November 12, 2021, amendments to the organizational documents of BCG, BCH, and Ben Management were approved by the Board of Directors of Ben Management and GWG Holdings (the “Amendments”). On November 29, 2021, the Amendments became effective. These Amendments are part of, and effectuate, the series of transactions (the “Decoupling Transactions”), which resulted in, among other things, (i) GWG Holdings converting its capital account balance of $319.0 million in BCH Preferred A.1 to an equal amount of Preferred Series B Subclass 2 Unit Accounts issued by BCG (“BCG Preferred B.2”), which are a preferential class of equity in BCG with enhanced conversion rights; (ii) GWG Holdings no longer having certain voting rights or the right to nominate or appoint members of the Board of Directors of Ben Management; and (iii) Ben no longer being a consolidated subsidiary of GWG Holdings and therefore operating as a wholly independent and separate company.
Commercial Loan Agreement
On December 28, 2018, BCG, as borrower, entered into a commercial loan agreement (the “Commercial Loan Agreement”) with GWG Life, LLC, a wholly-owned subsidiary of GWG Holdings (“GWG Life”), as lender, providing for a loan in a principal amount of $192.5 million (the “Commercial Loan”). The principal amount under the Commercial Loan Agreement bore interest at 5.00% per year, compounded annually.
One-half
of the interest, or 2.50% per year, was due and payable monthly in cash, and one-half
of the interest, or 2.50% per year, accrued and compounded annually.
In connection with the Decoupling Transactions, on November 26, 2021, GWG Holdings and BCG executed a payoff letter for the Commercial Loan Agreement pursuant to which BCG repaid the entire outstanding principal balance of the Commercial Loan Agreement of $202.3 million plus accrued interest of $5.8 million, by issuing to GWG Life 19,250,795 Common Units. The payoff of the Commercial Loan Agreement was accounted for as a debt extinguishment in accordance with ASC 470. Accordingly, BCG recorded a $14.6 million loss on extinguishment related to the payoff for the year ended December 31, 2021, which is reflected in the loss on extinguishment of debt line item on the consolidated statements of comprehensive income (loss). The loss on extinguishment represents the difference between the carrying value of the Commercial Loan Agreement at payoff of $192.8 million, net of an unamortized discount of $15.3 million, and the fair value of the Commercial Loan Agreement of $207.4 million, which was determined to have the most readily determinable fair value at the time of the nonmonetary transaction.
Unit Purchase Agreement
On July 15, 2020, the Company entered into a Preferred Series C Unit Purchase Agreement (“UPA”) with GWG Holdings (acting through a then constituted special committee of the Board of Directors of GWG Holdings). Pursuant to the UPA, and provided it has adequate liquidity, GWG Holdings agreed to make capital contributions from time to time to BCH in exchange for Preferred Series C Unit accounts of BCH during a period which commenced on the date of the UPA and continued until November 29, 2021, when Ben ceased to be a consolidated subsidiary of GWG Holdings.
During the years ended December 31, 2021 and December 31, 2020, BCH issued $14.8 million and $130.2 million, respectively, of Preferred Series C related to this agreement for cash consideration of equal value.

The Company redeemed $14.8 million of Preferred Series C during the year ended December 31, 2021 for cash consideration of equal value.
Option Agreement Conversion
Effective August 11, 2020, as a result of the Exchange Agreement entered into by the parties on December 31, 2019, and the mutual agreement of the parties, the Option Agreement was exercised under the provisions of the Option Agreement. As such, GWG Holdings received $57.5 million of BCG Common Units at a price per unit equal to $12.50. The exercise of the Option Agreement decreased other liabilities and increased common units outstanding.
Collateral Swap
On September 30, 2020, certain of the Customer ExAlt Trusts (collectively, the “Participating Customer ExAlt Trusts”), at the sole direction of the independent trustee of each such trust, with the intention of protecting the value of certain assets of the Participating Customer ExAlt Trusts underlying part of the Collateral portfolio, the Participating Customer ExAlt Trusts entered into that certain Contribution and Exchange Agreement with certain of the
2017-18
Exchange Trusts, (collectively, the “Participating Exchange Trusts”), each of which entered into such agreement at the direction of its applicable trust advisor and by and through its applicable corporate trustee (the “Contribution and Exchange Agreement”). Under the Contribution and Exchange Agreement, the Participating Exchange Trusts agreed to exchange 9,837,264 shares of GWG Holdings’ common stock valued at $84.6 million, 543,874 shares of BCG Common Units valued at $6.8 million, and GWG Holdings’ L Bonds due 2023 in the aggregate principal amount of $94.8 million to the Participating Customer ExAlt Trusts for $94.3 million in NAV of the alternative asset investments held by the Participating Customer ExAlt Trusts. This transaction ( the “Collateral Swap”) resulted in the Participating Customer ExAlt Trusts recognizing an additional $84.6 million of investment in public equity securities of related party, $94.8 million of debt securities of related party, $3.4 million of treasury shares of BCG’s Common Units, and gain of $88.5 million, which was recorded in investment income, net in the consolidated statements of comprehensive income (loss).
LiquidTrust Promissory Note Repayment
On May 31, 2019, certain LiquidTrusts executed a Promissory Note (the “Promissory Note”) with GWG Life (acting through a then constituted special committee of the Board of Directors of GWG Holdings) for a principal amount of $65.0 million. On September 30, 2020, GWG Holdings, GWG Life (which, collectively with GWG Holdings, acted through a then constituted special committee of the Board of Directors of GWG Holdings), and the Borrowers agreed to the repayment of the Promissory Note and any related accrued interest for a $75.0 million BCH Preferred C.1 Unit Account that BCG issued to the Borrowers. The Company determined the fair value of the BCH Preferred C.1 was $71.2 million as of September 30, 2020. The carrying value of the Promissory Note on September 30, 2020, with accrued and unpaid interest thereon, was $65.1 million. Accordingly, the difference between the fair value of the BCH Preferred C.1 and the carrying value of the settled debt was settled between equity holders. Additionally, as a result of the change in ownership of BCG while BCG retained a controlling interest in BCH, a rebalancing of the noncontrolling interests was performed in accordance with ASC
810-10,
Consolidation — Overall
, which resulted in a $3.2 million net increase to noncontrolling interest.